Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Joint Ventures (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 USD ($)
Disclosure of associates and joint ventures [Line Items]
Registered Capital		¥ 183,021	¥ 183,021
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation		PRC
Registered Capital	¥ 8,331	¥ 8,331	¥ 8,331	¥ 5,441
Principal Activities		Deposits, loans, settlement, lending, bills acceptance discounting, guarantee and other banking business
Associate, Interest Direct %	32.00%	32.00%	32.00%	49.00%
CNPC Captive Insurance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation		PRC
Registered Capital		¥ 5,000
Principal Activities		Property loss insurance, liability insurance, credit insurance and deposit insurance; as well as the application of the above insurance reinsurance and insurance capital business
Associate, Interest Direct %		49.00%	49.00%
Dalian West Pacific Petrochemical Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation		PRC
Registered Capital | $						$ 258
Principal Activities		Production and sale of petroleum and petrochemical products
Associate, Interest Direct %		28.44%	28.44%
Arrow Energy Holdings Pty Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Registered Capital | $					$ 2
Principal Activities		Exploration, development and sale of coal seam gas
Joint Venture, Interest Indirect %		50.00%	50.00%
Joint Venture, Country of Incorporation		Australia
China Marine Bunker (PetroChina) Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation		PRC
Registered Capital		¥ 1,000
Principal Activities		Oil import and export trade and transportation, sale and storage
Joint Venture, Interest Indirect %		50.00%	50.00%
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation		PRC
Registered Capital		¥ 5,000	¥ 5,000
Principal Activities		Main contractor, investment holding, investment management, investment consulting, enterprise management advisory, technology development, promotion and technology consulting
Joint Venture, Interest Indirect %		50.00%	50.00%